Finance income and finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest income on bank deposits	$ 413	$ 70	$ 17
Gain on financial security	288	117	4
Net foreign exchange gain		2,416
Finance income	701	2,603	21
Finance costs
Interest expense on loans	(2)	(791)	(295)
Net foreign exchange loss	(2,846)		(294)
Finance expense	(2,848)	(791)	(589)
Net finance income (loss)	(2,147)	1,812	(568)
Interest paid		$ 600	$ 200
Maximum
Finance costs
Interest paid	$ 2